SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Revenue
Net sales	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 8,636,134	$ 5,153,998	$ 4,416,009
Value-Added
Revenue
Portion of total net sales (as a percent)	59.70%				64.30%				59.70%	64.30%	69.30%
Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	40.30%				35.70%				40.30%	35.70%	30.70%
Intersegment net sales
Revenue
Net sales									$ (838,254)	$ (540,039)	$ (437,257)
Corporate
Revenue
Net sales									$ 8,748	$ 1,981	$ 723
Retail | Value-Added
Revenue
Portion of total net sales (as a percent)	43.20%				53.80%				43.20%	53.80%	57.80%
Retail | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	56.80%				46.20%				56.80%	46.20%	42.20%
Retail | Operating Segments
Revenue
Net sales									$ 3,418,337	$ 2,167,122	$ 1,498,710
Retail | Operating Segments | Deckorators
Revenue
Net sales									248,765	219,930	185,221
Retail | Operating Segments | Prowood
Revenue
Net sales									1,349,901	1,215,201	786,720
Retail | Operating Segments | Outdoor Essentials
Revenue
Net sales									392,826	299,684	227,767
Retail | Operating Segments | Sunbelt
Revenue
Net sales									773,909
Retail | Operating Segments | UFP Edge
Revenue
Net sales									148,927	114,987	95,608
Retail | Operating Segments | Handprint
Revenue
Net sales									101,090	88,351	52,553
Retail | Operating Segments | Retail Building Materials
Revenue
Net sales									395,894	225,253	149,153
Retail | Operating Segments | Other Retail
Revenue
Net sales									7,025	3,716	1,688
Retail | Intersegment net sales
Revenue
Net sales									$ 214,400	$ 142,839	$ 135,705
Industrial | Value-Added
Revenue
Portion of total net sales (as a percent)	67.70%				64.70%				67.70%	64.70%	66.20%
Industrial | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	32.30%				35.30%				32.30%	35.30%	33.80%
Industrial | Operating Segments
Revenue
Net sales									$ 2,148,142	$ 1,072,117	$ 1,085,635
Industrial | Operating Segments | North Industrial
Revenue
Net sales									615,092	385,132	376,515
Industrial | Operating Segments | Southeast Industrial
Revenue
Net sales									395,069	229,316	255,419
Industrial | Operating Segments | Southwest Industrial
Revenue
Net sales									400,515	238,643	241,774
Industrial | Operating Segments | West Industrial
Revenue
Net sales									363,300	206,022	197,686
Industrial | Operating Segments | PalletOne
Revenue
Net sales									355,347
Industrial | Operating Segments | Protective Packaging
Revenue
Net sales									18,819	13,004	14,241
Industrial | Intersegment net sales
Revenue
Net sales									$ 85,954	$ 45,217	$ 45,010
Construction | Value-Added
Revenue
Portion of total net sales (as a percent)	73.00%				76.30%				73.00%	76.30%	81.40%
Construction | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	27.00%				23.70%				27.00%	23.70%	18.60%
Construction | Operating Segments
Revenue
Net sales									$ 2,698,434	$ 1,695,684	$ 1,637,156
Construction | Operating Segments | Factory Built
Revenue
Net sales									1,098,905	597,017	479,927
Construction | Operating Segments | Site Built
Revenue
Net sales									1,190,393	725,899	708,767
Construction | Operating Segments | Commercial
Revenue
Net sales									259,360	221,988	290,785
Construction | Operating Segments | Concrete Forming
Revenue
Net sales									149,776	150,780	157,677
Construction | Intersegment net sales
Revenue
Net sales									82,026	68,294	56,116
All Other | Operating Segments
Revenue
Net sales									362,473	217,094	193,785
All Other | Intersegment net sales
Revenue
Net sales									$ 455,874	$ 283,689	$ 200,426
All Other and Corporate | Value-Added
Revenue
Portion of total net sales (as a percent)	74.90%				75.60%				74.90%	75.60%	75.80%
All Other and Corporate | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	25.10%				24.40%				25.10%	24.40%	24.20%